UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-5611

Name of Fund: BlackRock MuniVest Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock MuniVest Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 08/31/2007

Date of reporting period: 09/01/06 - 11/30/06

Item 1 - Schedule of Investments

BlackRock MuniVest Fund, Inc.
Schedule of Investments as of November 30, 2006                   (in Thousands)

                           Face
State                    Amount   Municipal Bonds                                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
Alabama - 4.5%         $  9,700   Birmingham, Alabama, Special Care Facilities Financing Authority, Revenue Refunding
                                  Bonds (Ascension Health Credit), Series C-2, 5% due 11/15/2036                         $   10,294
                          2,550   Camden, Alabama, IDB, Exempt Facilities Revenue Bonds (Weyerhaeuser Company), Series
                                  A, 6.125% due 12/01/2024                                                                    2,839
                          3,500   Huntsville, Alabama, Health Care Authority Revenue Bonds, Series A, 5.75% due
                                  6/01/2031                                                                                   3,764
                          5,000   Huntsville, Alabama, Health Care Authority Revenue Bonds, Series B, 5.75% due
                                  6/01/2032                                                                                   5,441
                          5,000   Selma, Alabama, IDB, Environmental Improvement Revenue Refunding Bonds (International
                                  Paper Company Project), Series B, 5.50% due 5/01/2020                                       5,348
-----------------------------------------------------------------------------------------------------------------------------------
Alaska - 1.3%             7,405   Anchorage, Alaska, Lease Revenue Bonds (Correctional Facility), 6% due 2/01/2010
                                  (a)(i)                                                                                      7,948
-----------------------------------------------------------------------------------------------------------------------------------
Arizona - 1.6%            4,100   Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                                  Project 1), Series A, 6.75% due 7/01/2029                                                   4,201
                          2,100   Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools Project),
                                  Series E, 7.25% due 7/01/2031                                                               2,314
                            500   Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools Project),
                                  Series I, 6.10% due 7/01/2024                                                                 530
                          1,000   Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools Project),
                                  Series I, 6.30% due 7/01/2031                                                               1,065
                          1,565   Pima County, Arizona, IDA, Education Revenue Refunding Bonds (Arizona Charter Schools
                                  Project II), Series A, 6.75% due 7/01/2021                                                  1,677
-----------------------------------------------------------------------------------------------------------------------------------
California - 18.3%       18,850   California Health Facilities Financing Authority Revenue Bonds (Kaiser Permanente),
                                  Series A, 5.25% due 4/01/2039                                                              20,252
                          1,360   California State, GO, 5.50% due 4/01/2014 (a)                                               1,537
                         12,210   California State, GO, 5.50% due 4/01/2030                                                  13,818
                          5,000   California State Public Works Board, Lease Revenue Bonds (Department of Corrections),
                                  Series C, 5.50% due 6/01/2022                                                               5,538
                          6,000   California State Public Works Board, Lease Revenue Bonds (Department of Corrections),
                                  Series C, 5.50% due 6/01/2023                                                               6,642
-----------------------------------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of BlackRock MuniVest Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT            Alternative Minimum Tax (subject to)
DRIVERS        Derivative Inverse Tax-Exempt Receipts
EDA            Economic Development Authority
GO             General Obligation Bonds
HDA            Housing Development Authority
HFA            Housing Finance Agency
IDA            Industrial Development Authority
IDB            Industrial Development Board
IDR            Industrial Development Revenue Bonds
M/F            Multi-Family
PCR            Pollution Control Revenue Bonds
RIB            Residual Interest Bonds
S/F            Single-Family
VRDN           Variable Rate Demand Notes

BlackRock MuniVest Fund, Inc.
Schedule of Investments as of November 30, 2006                   (in Thousands)

                           Face
State                    Amount   Municipal Bonds                                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                       $ 11,075   California State Public Works Board, Lease Revenue Bonds (Department of Mental Health
                                  - Coalinga State Hospital), Series A, 5.125% due 6/01/2029                             $   11,802
                         11,250   California State, Various Purpose, GO, 5.50% due 11/01/2033                                12,404
                          5,240   California Statewide Communities Development Authority, Health Facility Revenue Bonds
                                  (Memorial Health Services), Series A, 6% due 10/01/2023                                     5,865
                          1,250   Chula Vista, California, IDR (San Diego Gas and Electric Company), AMT, Series B, 5%
                                  due 12/01/2027                                                                              1,330
                         10,725   Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                  Revenue Bonds, Series A-3, 7.875% due 6/01/2042                                            13,174
                          3,750   Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                  Revenue Bonds, Series A-4, 7.80% due 6/01/2042                                              4,590
                          1,425   Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                  Revenue Bonds, Series A-5, 7.875% due 6/01/2042                                             1,750
                         13,900   Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                  Revenue Bonds, Series B, 5.375% due 6/01/2010 (a)                                          14,752
-----------------------------------------------------------------------------------------------------------------------------------
Colorado - 0.6%             625   Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT, Senior Series A-2, 6.60%
                                  due 5/01/2028                                                                                 643
                            225   Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT, Senior Series A-2, 7.50%
                                  due 4/01/2031                                                                                 230
                          3,000   Colorado Health Facilities Authority Revenue Bonds (Lutheran Medical Center), Series
                                  A, 5.25% due 6/01/2034                                                                      3,157
-----------------------------------------------------------------------------------------------------------------------------------
Connecticut - 0.5%        2,810   Mohegan Tribe Indians Gaming Authority, Connecticut, Public Improvement Revenue
                                  Refunding Bonds (Priority Distribution), 6.25% due 1/01/2031                                3,005
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 3.9%            6,000   Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                                  (Adventist Health System), Series C, 5.25% due 11/15/2036                                   6,453
                          6,000   Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                                  (Adventist Health System), Series D, 5.375% due 11/15/2013 (a)                              6,639
                         10,320   Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                                  (Adventist Health System), 5.625% due 11/15/2032                                           11,283
-----------------------------------------------------------------------------------------------------------------------------------
Georgia - 3.2%            4,600   Georgia Municipal Electric Authority, Power Revenue Refunding Bonds, Series W, 6.60%
                                  due 1/01/2018                                                                               5,438
                            250   Georgia Municipal Electric Authority, Power Revenue Refunding Bonds, Series W, 6.60%
                                  due 1/01/2018 (e)                                                                             292
                            250   Georgia Municipal Electric Authority, Power Revenue Refunding Bonds, Series Y, 10%
                                  due 1/01/2010 (e)                                                                             296
                          4,390   Milledgeville-Baldwin County, Georgia, Development Authority Revenue Bonds (Georgia
                                  College and State University Foundation), 5.50% due 9/01/2024                               4,747

BlackRock MuniVest Fund, Inc.
Schedule of Investments as of November 30, 2006                   (in Thousands)

                           Face
State                    Amount   Municipal Bonds                                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                       $  3,500   Milledgeville-Baldwin County, Georgia, Development Authority Revenue Bonds (Georgia
                                  College and State University Foundation), 5.625% due 9/01/2030                         $    3,816
                          4,785   Monroe County, Georgia, Development Authority, PCR, Refunding (Oglethorpe Power
                                  Corporation-Scherer), Series A, 6.80% due 1/01/2011                                         5,317
-----------------------------------------------------------------------------------------------------------------------------------
Idaho - 0.1%                390   Idaho Housing Agency, S/F Mortgage Revenue Refunding Bonds,  AMT, Series E-2, 6.90%
                                  due 1/01/2027                                                                                 400
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 12.3%          5,000   Chicago, Illinois, O'Hare International Airport, General Airport Revenue Refunding
                                  Bonds, Third Lien, AMT, Series A, 5.75% due 1/01/2019 (c)                                   5,418
                         11,200   Chicago, Illinois, O'Hare International Airport Revenue Bonds, Third Lien, AMT,
                                  Series B-2, 6% due 1/01/2029 (n)                                                           12,703
                             80   Chicago, Illinois, S/F Mortgage Revenue Bonds, AMT, Series C, 7% due 3/01/2032 (d)(k)          82
                         10,000   Hodgkins, Illinois, Environmental Improvement Revenue Bonds (Metro Biosolids
                                  Management LLC Project), AMT, 6% due 11/01/2023                                            10,447
                          2,140   Illinois Development Finance Authority Revenue Bonds (Community Rehabilitation
                                  Providers Facilities), Series A, 6.50% due 7/01/2022                                        2,348
                          1,365   Illinois Development Finance Authority, Revenue Refunding Bonds (Community
                                  Rehabilitation Providers Facilities), Series A, 6% due 7/01/2015                            1,392
                            455   Illinois HDA, Revenue Refunding Bonds (M/F Program), Series 5, 6.75% due 9/01/2023            461
                             13   Kane and De Kalb Counties, Illinois, Community Unit School District Number 302, GO,
                                  DRIVERS, Series 283, 7.545% due 2/01/2018 (f)(m)                                               15
                          5,000   McLean and Woodford Counties, Illinois, Community Unit, School District Number 005,
                                  GO, Refunding, 6.25% due 12/01/2014 (i)                                                     5,599
                          4,000   McLean and Woodford Counties, Illinois, Community Unit, School District Number 005,
                                  GO, Refunding, 6.375% due 12/01/2016 (i)                                                    4,502
                         18,550   Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue
                                  Refunding Bonds (McCormick Place Expansion Project), Series B, 5.75% due 6/15/2023
                                  (c)                                                                                        20,502
                          3,500   Regional Transportation Authority, Illinois, Revenue Bonds, Series A, 7.20% due
                                  11/01/2020 (h)                                                                              4,409
                          4,000   Regional Transportation Authority, Illinois, Revenue Bonds, Series C, 7.75% due
                                  6/01/2020 (f)                                                                               5,579
                          1,475   Will County, Illinois, School District Number 122 (New Lenox Elementary), GO, Series
                                  A, 6.50% due 11/01/2010 (a)(i)                                                              1,633
                            505   Will County, Illinois, School District Number 122 (New Lenox Elementary), GO, Series
                                  A, 6.50% due 11/01/2013 (i)                                                                   556
                            395   Will County, Illinois, School District Number 122 (New Lenox Elementary), GO, Series
                                  A, 6.50% due 11/01/2015 (i)                                                                   434

BlackRock MuniVest Fund, Inc.
Schedule of Investments as of November 30, 2006                   (in Thousands)

                           Face
State                    Amount   Municipal Bonds                                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
Indiana - 10.3%        $  5,000   Delaware County, Indiana, Hospital Authority, Hospital Revenue Bonds (Cardinal Health
                                  System Obligated Group), 5.125% due 8/01/2029                                          $    5,250
                         16,350   Indiana Health and Educational Facilities Financing Authority, Hospital Revenue Bonds
                                  (Clarian Health Obligation), Series A, 5.25% due 2/15/2040                                 17,507
                          8,650   Indiana Health and Educational Facility Financing Authority, Revenue Refunding Bonds
                                  (Ascension Health Credit), Series B-5, 5% due 11/15/2036                                    9,179
                          4,290   Indiana State HFA, S/F Mortgage Revenue Refunding Bonds, Series A, 6.80% due
                                  1/01/2017 (j)                                                                               4,400
                          8,195   Indiana Transportation Finance Authority, Highway Revenue Bonds, Series A, 6.80% due
                                  12/01/2016                                                                                  9,811
                         15,335   Indianapolis, Indiana, Local Public Improvement Bond Bank, Revenue Refunding Bonds,
                                  Series D, 6.75% due 2/01/2014                                                              17,592
-----------------------------------------------------------------------------------------------------------------------------------
Kansas - 0.6%             3,805   Sedgwick and Shawnee Counties, Kansas, S/F Mortgage Revenue Bonds (Mortgage-Backed
                                  Securities Program), AMT, Series A-4, 5.95% due 12/01/2033 (d)                              3,888
-----------------------------------------------------------------------------------------------------------------------------------
Kentucky - 2.5%          14,350   Louisville and Jefferson County, Kentucky, Metropolitan Government Health System,
                                  Revenue Refunding Bonds (Norton Healthcare, Inc.), 5.25% due 10/01/2036                    15,374
-----------------------------------------------------------------------------------------------------------------------------------
Louisiana - 5.1%         10,575   Louisiana Local Government, Environmental Facilities, Community Development Authority
                                  Revenue Bonds (Capital Projects and Equipment Acquisition), Series A, 6.30% due
                                  7/01/2030 (h)                                                                              12,888
                          6,220   Louisiana Public Facilities Authority, Hospital Revenue Bonds (Franciscan
                                  Missionaries of Our Lady Health System, Inc.), Series A, 5% due 8/15/2033                   6,515
                         11,660   Louisiana Public Facilities Authority, Hospital Revenue Bonds (Franciscan
                                  Missionaries of Our Lady Health System, Inc.), Series A, 5.25% due 8/15/2036               12,466
-----------------------------------------------------------------------------------------------------------------------------------
Maine - 0.3%                775   Portland, Maine, Housing Development Corporation, Senior Living Revenue Bonds
                                  (Avesta Housing Development Corporation Project), Series A, 5.70% due 8/01/2021               820
                          1,190   Portland, Maine, Housing Development Corporation, Senior Living Revenue Bonds
                                  (Avesta Housing Development Corporation Project), Series A, 6% due 2/01/2034                1,268
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 7.4%      2,035   Boston, Massachusetts, Water and Sewer Commission Revenue Bonds, 9.25% due 1/01/2011
                                  (e)                                                                                         2,416
                          3,010   Massachusetts Bay Transportation Authority, Revenue Refunding Bonds (General
                                  Transportation System), Series A, 7% due 3/01/2019                                          3,769
                         30,000   Massachusetts State Water Resource Authority Revenue Bonds, Series A, 6.50% due
                                  7/15/2019                                                                                  36,238
                          3,480   Massachusetts State Water Resource Authority, Revenue Refunding Bonds, Series A, 6%
                                  due 8/01/2010 (a)(f)                                                                        3,804
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniVest Fund, Inc.
Schedule of Investments as of November 30, 2006                   (in Thousands)

                           Face
State                    Amount   Municipal Bonds                                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
Michigan - 9.4%        $  7,695   Delta County, Michigan, Economic Development Corporation, Environmental Improvement
                                  Revenue Refunding Bonds (Mead Westvaco-Escanaba), Series A, 6.25% due 4/15/2012 (a)    $    8,695
                          3,715   Macomb County, Michigan, Hospital Finance Authority, Hospital Revenue Bonds (Mount
                                  Clemens General Hospital), Series B, 5.75% due 11/15/2025                                   3,901
                          4,250   Macomb County, Michigan, Hospital Finance Authority, Hospital Revenue Bonds (Mount
                                  Clemens General Hospital), Series B, 5.875% due 11/15/2034                                  4,520
                          1,900   Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds
                                  (Crittenton Hospital), Series A, 5.625% due 3/01/2027                                       2,046
                          5,900   Michigan State Hospital Finance Authority, Revenue Bonds (Mid-Michigan Obligor
                                  Group), Series A, 5% due 4/15/2036                                                          6,183
                         10,000   Michigan State Hospital Finance Authority, Revenue Bonds (Trinity Health Credit
                                  Group), Series A, 5% due 12/01/2026                                                        10,707
                          6,500   Michigan State Hospital Finance Authority, Revenue Bonds (Trinity Health Credit
                                  Group), Series A, 5% due 12/01/2031                                                         6,938
                          3,000   Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Henry Ford Health
                                  System), Series A, 5.25% due 11/15/2032                                                     3,249
                         10,600   Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Henry Ford Health
                                  System), Series A, 5% due 11/15/2038                                                       11,152
                          1,000   Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Sinai Hospital),
                                  6.70% due 1/01/2026                                                                         1,015
-----------------------------------------------------------------------------------------------------------------------------------
Minnesota - 1.5%          7,235   Minneapolis, Minnesota, Health Care System Revenue Bonds (Allina Health System),
                                  Series A, 5.75% due 11/15/2032                                                              7,869
                          1,405   Saint Cloud, Minnesota, Health Care Revenue Refunding Bonds (Saint Cloud Hospital
                                  Obligation Group), Series A, 6.25% due 5/01/2017 (i)                                        1,535
-----------------------------------------------------------------------------------------------------------------------------------
Mississippi - 6.0%        9,160   Lowndes County, Mississippi, Solid Waste Disposal and PCR, Refunding (Weyerhaeuser
                                  Company Project), Series A, 6.80% due 4/01/2022                                            11,213
                          4,500   Lowndes County, Mississippi, Solid Waste Disposal and PCR, Refunding (Weyerhaeuser
                                  Company Project), Series B, 6.70% due 4/01/2022                                             5,461
                         20,705   Mississippi Business Finance Corporation, Mississippi, PCR, Refunding (System Energy
                                  Resources Inc. Project), 5.875% due 4/01/2022                                              20,739
-----------------------------------------------------------------------------------------------------------------------------------
Missouri - 0.5%           2,600   Missouri State Development Finance Board, Infrastructure Facilities Revenue Refunding
                                  Bonds (Branson), Series A, 5.50% due 12/01/2032                                             2,747
                            240   Missouri State Housing Development Commission, S/F Mortgage Revenue Bonds (Homeowner
                                  Loan), AMT, Series A, 7.50% due 3/01/2031 (d)                                                 249
-----------------------------------------------------------------------------------------------------------------------------------
Montana - 1.0%            6,000   Forsyth, Montana, PCR, Refunding (Portland General Electric Company), Series A, 5.20%
                                  due 5/01/2033                                                                               6,150
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniVest Fund, Inc.
Schedule of Investments as of November 30, 2006                   (in Thousands)

                           Face
State                    Amount   Municipal Bonds                                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
Nebraska - 0.1%        $    415   Nebraska Investment Finance Authority, S/F Housing Revenue Bonds, AMT, Series C,
                                  6.30% due 9/01/2028 (d)(k)                                                             $      419
-----------------------------------------------------------------------------------------------------------------------------------
Nevada - 0.8%             3,475   Nevada Housing Division, Multi-Unit Housing Revenue Bonds (Arville Electric Project),
                                  AMT, 6.60% due 10/01/2023 (b)                                                               3,546
                          1,175   Nevada Housing Division Revenue Bonds (Multi-Unit Housing), AMT, Issue B, 7.45% due
                                  10/01/2017 (b)                                                                              1,177
                             15   Nevada Housing Division Revenue Bonds (S/F Program), AMT, Series A, 6.55% due
                                  10/01/2012 (j)                                                                                 15
-----------------------------------------------------------------------------------------------------------------------------------
New Hampshire - 0.7%      1,275   New Hampshire Health and Education Facilities Authority, Hospital Revenue Bonds
                                  (Catholic Medical Center), 5% due 7/01/2032                                                 1,334
                          2,675   New Hampshire Health and Education Facilities Authority, Revenue Refunding Bonds
                                  (Elliot Hospital), Series B, 5.60% due 10/01/2022                                           2,908
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 5.3%         9,080   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2024                            9,646
                          2,885   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2029                            3,153
                          2,855   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2031                            3,055
                          6,695   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2034                            7,271
                          8,480   Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue Bonds,
                                  7% due 6/01/2041                                                                            9,871
-----------------------------------------------------------------------------------------------------------------------------------
New Mexico - 0.5%         3,300   Farmington, New Mexico, PCR, Refunding (Public Service Company of New Mexico - San
                                  Juan Project), Series A, 5.80% due 4/01/2022                                                3,306
-----------------------------------------------------------------------------------------------------------------------------------
New York - 2.3%             400   Metropolitan Transportation Authority, New York, Dedicated Tax Fund, Revenue
                                  Refunding Bonds, VRDN, Series B, 3.60% due 11/01/2022 (i)(l)                                  400
                          1,125   New York City, New York, City Transitional Finance Authority Revenue Bonds, RIB,
                                  Series 283, 8.72% due 11/15/2015 (m)                                                        1,345
                            965   New York City, New York, GO, Refunding, Series A, 6.375% due 5/15/2014 (f)                  1,060
                            670   New York City, New York, GO, Series F, 5.25% due 1/15/2013 (a)                                733
                          6,480   New York City, New York, GO, Series F, 5.25% due 1/15/2033                                  6,930
                            360   New York City, New York, GO, Series I, 6.25% due 4/15/2007 (a)(n)                             367
                             20   New York City, New York, GO, Series I, 6.25% due 4/15/2017 (n)                                 20
                          2,000   New York City, New York, GO, Sub-Series I-1, 5% due 4/01/2025                               2,146
                            400   New York State Local Government Assistance Corporation, Revenue Refunding Bonds,
                                  Sub-Lien, VRDN, Series 4V, 3.40% due 4/01/2022 (i)(l)                                         400
                          1,200   Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Refunding
                                  Bonds, VRDN, Series C, 3.42% due 1/01/2032 (h)(l)                                           1,200
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniVest Fund, Inc.
Schedule of Investments as of November 30, 2006                   (in Thousands)

                           Face
State                    Amount   Municipal Bonds                                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
North Carolina - 0.7%  $  4,105   Gaston County, North Carolina, Industrial Facilities and Pollution Control Financing
                                  Authority, Revenue Bonds (National Gypsum Company Project), AMT, 5.75% due 8/01/2035   $    4,419
-----------------------------------------------------------------------------------------------------------------------------------
Ohio - 0.2%               1,000   Richland County, Ohio, Hospital Facilities Revenue Refunding Bonds (MedCentral Health
                                  System), 5.25% due 11/15/2036                                                               1,073
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 4.0%       2,440   Pennsylvania State Higher Education Assistance Agency Revenue Bonds, Capital
                                  Acquisition, 6.125% due 12/15/2010 (a)(c)                                                   2,676
                          6,250   Pennsylvania State Higher Educational Facilities Authority Revenue Bonds (University
                                  of Pennsylvania Medical Center Health System), Series A, 6% due 1/15/2031                   6,821
                          1,000   Philadelphia, Pennsylvania, Authority for Industrial Development, Senior Living
                                  Revenue Bonds (Arbor House Inc. Project), Series E, 6.10% due 7/01/2033                     1,070
                          1,355   Philadelphia, Pennsylvania, Authority for Industrial Development, Senior Living
                                  Revenue Bonds (Rieder House Project), Series A, 6.10% due 7/01/2033                         1,450
                          9,280   Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Bonds (Guthrie
                                  Healthcare System), Series B, 7.125% due 12/01/2031                                        11,135
                          1,750   Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Refunding Bonds
                                  (Guthrie Healthcare System), Series A, 6.25% due 12/01/2018                                 1,938
-----------------------------------------------------------------------------------------------------------------------------------
South Carolina - 2.1%     1,000   Georgetown County, South Carolina, Environmental Improvement Revenue Refunding Bonds
                                  (International Paper Company Project), AMT, Series A, 5.55% due 12/01/2029                  1,061
                          3,500   Lexington County, South Carolina, Health Services District Inc., Hospital Revenue
                                  Refunding and Improvement Bonds, 5.50% due 11/01/2032                                       3,753
                          2,450   Medical University Hospital Authority, South Carolina, Hospital Facilities Revenue
                                  Refunding Bonds, 6.50% due 8/15/2012 (a)                                                    2,818
                          5,000   Richland County, South Carolina, Environmental Improvement Revenue Refunding Bonds
                                  (International Paper), AMT, 6.10% due 4/01/2023                                             5,467
-----------------------------------------------------------------------------------------------------------------------------------
Tennessee - 1.5%          2,000   McMinn County, Tennessee, IDB, Solid Waste Revenue Bonds (Recycling Facility-Calhoun
                                  Newsprint), AMT, 7.40% due 12/01/2022                                                       2,030
                          2,380   Shelby County, Tennessee, Health, Educational and Housing Facility Board, Hospital
                                  Revenue Refunding Bonds (Methodist Healthcare), 6.50% due 9/01/2012 (a)                     2,740
                          4,120   Shelby County, Tennessee, Health, Educational and Housing Facility Board, Hospital
                                  Revenue Refunding Bonds (Methodist Healthcare), 6.50% due 9/01/2012 (a)                     4,742
-----------------------------------------------------------------------------------------------------------------------------------
Texas - 13.9%             6,000   Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.), First
                                  Tier, Series A, 6.70% due 1/01/2011 (a)                                                     6,411
                          1,290   Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.), First
                                  Tier, Series A, 6.70% due 1/01/2011 (a)                                                     1,369
                          3,055   Brazos River Authority, Texas, PCR, Refunding (Texas Utility Company), AMT, Series A,
                                  7.70% due 4/01/2033                                                                         3,579

BlackRock MuniVest Fund, Inc.
Schedule of Investments as of November 30, 2006                   (in Thousands)

                           Face
State                    Amount   Municipal Bonds                                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                       $ 11,460   Brazos River, Texas, Harbor Navigation District, Brazoria County Environmental
                                  Revenue Refunding Bonds (Dow Chemical Company Project), AMT, Series A-7, 6.625% due
                                  5/15/2033                                                                              $   12,879
                          3,000   Gregg County, Texas, Health Facilities Development Corporation, Hospital Revenue
                                  Bonds (Good Shepherd Medical Center Project), 6.875% due 10/01/2010 (a)(g)                  3,372
                         10,250   Guadalupe-Blanco River Authority, Texas, Sewage and Solid Waste Disposal Facility
                                  Revenue Bonds (E. I. du Pont de Nemours and Company Project), AMT, 6.40% due
                                  4/01/2026                                                                                  10,472
                          6,000   Gulf Coast, Texas, Waste Disposal Authority, Revenue Refunding Bonds (International
                                  Paper Company), AMT, Series A, 6.10% due 8/01/2024                                          6,500
                          5,500   Harris County-Houston Sports Authority, Texas, Revenue Refunding Bonds, Senior Lien,
                                  Series G, 5.75% due 11/15/2020 (c)                                                          5,973
                          1,795   Houston, Texas, Industrial Development Corporation Revenue Bonds (Air Cargo), AMT,
                                  6.375% due 1/01/2023                                                                        1,931
                          1,875   Mansfield, Texas, Independent School District, GO, Refunding, 6.625% due 2/15/2010
                                  (a)                                                                                         2,048
                            155   Mansfield, Texas, Independent School District, GO, Refunding, 6.625% due 2/15/2015            169
                          9,355   Matagorda County, Texas, Navigation District Number 1, Revenue Refunding Bonds
                                  (Centerpoint Energy Project), 5.60% due 3/01/2027                                           9,965
                          5,225   Midway, Texas, Independent School District, GO, Refunding, 6.125% due 8/15/2014             5,668
                          2,700   Port Corpus Christi, Texas, Revenue Refunding Bonds (Celanese Project), Series A,
                                  6.45% due 11/01/2030                                                                        2,926
                          5,000   Red River Authority, Texas, PCR, Refunding (Celanese Project), AMT, Series B, 6.70%
                                  due 11/01/2030                                                                              5,495
                          7,280   Sabine River Authority, Texas, PCR, Refunding (TXU Electric Company Project/TXU
                                  Energy Company LLC), Series C, 5.20% due 5/01/2028                                          7,583
-----------------------------------------------------------------------------------------------------------------------------------
Vermont - 0.2%            1,000   Vermont Educational and Health Buildings Financing Agency, Developmental and Mental
                                  Health Revenue Bonds (Howard Center for Human Services), Series A, 6.375% due
                                  6/15/2022                                                                                   1,073
-----------------------------------------------------------------------------------------------------------------------------------
Virginia - 0.2%           1,425   Chesterfield County, Virginia, IDA, PCR (Virginia Electric and Power Company),
                                  Series A, 5.875% due 6/01/2017                                                              1,544
-----------------------------------------------------------------------------------------------------------------------------------
Washington - 3.4%             3   Energy Northwest, Washington, Electric Revenue Refunding Bonds, DRIVERS, Series 255,
                                  8.042% due 7/01/2018 (h)(m)                                                                     3
                          2,370   Seattle, Washington, Housing Authority Revenue Bonds (Replacement Housing Project),
                                  6.125% due 12/01/2032                                                                       2,447
                            408   Washington State, GO, Trust Receipts, Class R, Series 6, 7.972% due 1/01/2014 (i)(m)          466
                         14,320   Washington State Public Power Supply System, Revenue Refunding Bonds (Nuclear Project
                                  Number 1), Series B, 7.125% due 7/01/2016                                                  17,990
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniVest Fund, Inc.
Schedule of Investments as of November 30, 2006                   (in Thousands)

                           Face
State                    Amount   Municipal Bonds                                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
Wisconsin - 2.4%       $  3,960   Badger Tobacco Asset Securitization Corporation, Wisconsin, Asset-Backed Revenue
                                  Bonds, 6.125% due 6/01/2027                                                            $    4,285
                          1,765   Milwaukee, Wisconsin, Revenue Bonds (Air Cargo), AMT, 6.50% due 1/01/2025                   1,910
                          5,000   Wisconsin State Health and Educational Facilities Authority, Mortgage Revenue Bonds
                                  (Hudson Memorial Hospital), 5.70% due 1/15/2029 (j)                                         5,367
                          3,040   Wisconsin State Health and Educational Facilities Authority Revenue Bonds
                                  (Synergyhealth Inc.), 6% due 11/15/2032                                                     3,346
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 0.5%        2,750   Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5.25% due 7/01/2026             3,003
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Virgin               8,000   Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds (Hovensa Coker
Islands - 1.5%                    Project), AMT, 6.50% due 7/01/2021                                                          9,068
-----------------------------------------------------------------------------------------------------------------------------------
                                  Total Municipal Bonds (Cost - $748,833) - 131.2%                                          814,562
-----------------------------------------------------------------------------------------------------------------------------------
                                  Municipal Bonds Held in Trust (q)
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 7.4%          14,000   Chicago, Illinois, O'Hare International Airport, General Airport Revenue Refunding
                                  Bonds, Third Lien, AMT, Series A, 5.75% due 1/01/2020 (c)                                  15,171
                         17,080   Chicago, Illinois, O'Hare International Airport Revenue Bonds, Third Lien, AMT,
                                  Series B-2, 6% due 1/01/2027 (c)                                                           19,360
                                  Kane and De Kalb Counties, Illinois, Community Unit School District Number 302,
                                  GO (f):
                          2,975       5.75% due 2/01/2018                                                                     3,344
                          2,710       5.75% due 2/01/2019                                                                     3,046
                          4,780       5.75% due 2/01/2021                                                                     5,373
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 3.5%     20,000   Massachusetts State School Building Authority, Dedicated Sales Tax Revenue Bonds,
                                  Series A, 5% due 8/15/2030 (i)                                                             21,503
-----------------------------------------------------------------------------------------------------------------------------------
New York - 7.1%          13,500   New York City, New York, City Transitional Finance Authority Revenue Bonds, Future
                                  Tax Secured, Series B, 6.25% due 11/15/2018                                                14,824
                         26,750   New York State Dormitory Authority, State University Educational Facilities Revenue
                                  Refunding Bonds, Series 1989, 6% due 5/15/2010 (a)(c)                                      29,166
-----------------------------------------------------------------------------------------------------------------------------------
Oregon - 1.3%             7,610   Portland, Oregon, Sewer System Revenue Bonds, Series A, 5.75% due 8/01/2010 (a)(f)          8,189
-----------------------------------------------------------------------------------------------------------------------------------
Texas - 6.3%             20,970   Harris County, Texas, Health Facilities Development Corporation, Revenue Refunding
                                  Bonds (School Health Care System), Series B, 5.75% due 7/01/2027 (e)                       25,773
                         12,500   San Antonio, Texas, Electric and Gas Revenue Bonds, Series A, 5.75% due 2/01/2010 (a)      13,325
-----------------------------------------------------------------------------------------------------------------------------------
Washington - 8.6%                 Energy Northwest, Washington, Electric Revenue Refunding Bonds (Columbia Generating
                                  Station):
                         11,660       Series A, 5.75% due 7/01/2018 (c)                                                      12,868
                          7,015       Series B, 6% due 7/01/2018 (h)                                                          7,830
                         14,700   Energy Northwest, Washington, Electric Revenue Refunding Bonds (Project Number 1),
                                  Series B, 6% due 7/01/2017 (b)                                                             16,463
                         15,385   Washington State, Various Purpose, GO, Series B, 6% due 1/01/2010 (a)(i)                   16,486
-----------------------------------------------------------------------------------------------------------------------------------
                                  Total Municipal Bonds Held in Trust (Cost -$200,240) - 34.2%                              212,721
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniVest Fund, Inc.
Schedule of Investments as of November 30, 2006                   (in Thousands)

                         Shares
                           Held   Short-Term Securities                                                                     Value
-----------------------------------------------------------------------------------------------------------------------------------
                          7,000   Merrill Lynch Institutional Tax-Exempt Fund, 3.38% (o)(p)                              $    7,000
-----------------------------------------------------------------------------------------------------------------------------------
                                  Total Short-Term Securities (Cost - $7,000) - 1.1%                                          7,000
-----------------------------------------------------------------------------------------------------------------------------------
                                  Total Investments (Cost - $956,073*)  - 166.5%                                          1,034,283
                                  Other Assets Less Liabilities - 3.4%                                                       20,864
                                  Liability for Trust Certificates, Including Interest Expense Payable - (16.1%)            (99,841)
                                  Preferred Stock, at Redemption Value - (53.8%)                                           (334,313)
                                                                                                                         ----------
                                  Net Assets Applicable to Common Stock - 100.0%                                         $  620,993
                                                                                                                         ==========

* The cost and unrealized appreciation (depreciation) of investments as of November 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                  $ 863,367
                                                                      =========
      Gross unrealized appreciation                                   $  72,334
      Gross unrealized depreciation                                        (186)
                                                                      ---------
      Net unrealized appreciation                                     $  72,148
                                                                      =========

(a)   Prerefunded.
(b)   FNMA Collateralized.
(c)   MBIA Insured.
(d)   FNMA/GNMA Collateralized.
(e)   Escrowed to maturity.
(f)   FGIC Insured.
(g)   Radian Insured.
(h)   AMBAC Insured.
(i)   FSA Insured.
(j)   FHA Insured.
(k)   FHLMC Collateralized.
(l) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.
(m) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(n)   XL Capital Insured.

BlackRock MuniVest Fund, Inc.
Schedule of Investments as of November 30, 2006                   (in Thousands)

(o) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                   Net                  Dividend
      Affiliate                                 Activity                 Income
      --------------------------------------------------------------------------
      Merrill Lynch Institutional
        Tax-Exempt Fund                           6,578                 $    111
      --------------------------------------------------------------------------

(p)   Represents the current yield as of November 30, 2006.
(q) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
o Forward interest rate swaps outstanding as of November 30, 2006 were as follows:

      --------------------------------------------------------------------------
                                                  Notional           Unrealized
                                                   Amount           Depreciation
      --------------------------------------------------------------------------
      Pay a fixed rate of 3.901% and receive
        a floating rate based on 1-week Bond
        Market Association rate

      Broker, JPMorgan Chase
        Expires December 2016                     $ 17,250          $      (475)

      Pay a fixed rate of 3.722% and receive
        a floating rate based on 1-week Bond
        Market Association rate

      Broker, JPMorgan Chase
        Expires January 2017                      $ 25,000               25,000

      Pay a fixed rate of 3.636% and receive
        a floating rate based on 1-week Bond
        Market Association rate

      Broker, JPMorgan Chase
        Expires February 2017                     $ 25,000               25,000

      Pay a fixed rate of 4.158% and receive
        a floating rate based on 1-week Bond
        Market Association rate

      Broker, JPMorgan Chase
        Expires December 2026                     $ 25,000               25,000
      --------------------------------------------------------------------------
      Total                                                         $    (2,153)
                                                                    ===========

Item 2 - Controls and Procedures

2(a) - The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures, including internal control over financial reporting, within 90 days of this filing. Such principal officers have concluded that as of January 23, 2007 the Registrant's disclosure controls and procedures were effective in design and operation to reasonably ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods, and were sufficient to form the basis of the certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended. Prior to reaching that conclusion, such principal officers had become aware of matters relating to the Registrant's participation in certain inverse floater structures that necessitated adjustments to financial information included in Item 1 of this filing. As a result, management of the Registrant had reevaluated certain disclosure controls and procedures determined not to be effective, as discussed more fully below.

       Management of the Registrant is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. The Registrant's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with U.S. generally accepted accounting principles. Such internal control includes policies and procedures that provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a registrant's assets that could have a material effect on the financial statements.

       Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

       A control deficiency exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A significant deficiency is a control deficiency, or combination of control deficiencies, that adversely affects the Registrant's ability to initiate, authorize, record, process or report financial data reliably in accordance with generally accepted accounting principles such that there is more than a remote likelihood that a misstatement of the Registrant's annual or interim financial statements that is more than inconsequential will not be prevented or detected. A material weakness is a significant deficiency, or combination of significant deficiencies, that results in more than a remote likelihood that a material misstatement of the annual or interim financial statements will not be prevented or detected.

       The Registrant identified the following control deficiency, that was determined to be a material weakness, as defined above, in the Registrant's internal control over financial reporting at October 31, 2006. The Registrant's controls related to the review and analysis of relevant terms and conditions of transfers of certain assets pertaining to inverse floater structures were not operating effectively to appropriately determine whether the transfers of assets qualified for sale accounting under the provisions of Statement of Financial Accounting Standards No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" ("SFAS 140"). As a result, these controls did not detect that certain transfers were not appropriately recorded as borrowings. Accordingly, the Registrant's schedule of investments as of and for the period ended October 31, 2006, were restated to appropriately reflect transfers of such securities as secured borrowings. These adjustments had no impact on net assets, net asset value per share or total return.

       Subsequent to October 31, 2006, but prior to the evaluation of the design and operation of the Registrant's disclosure controls and procedures at January 23, 2007, the Registrant's disclosure controls and procedures were modified to enhance the review and analysis of the relevant terms and conditions of transfers of securities in connection with inverse floater structures in light of SFAS 140.

2(b) - There have been no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. However, as discussed above, subsequent to October 31, 2006, the Registrant has enhanced controls related to the application of SFAS 140.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniVest Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    -------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock MuniVest Fund, Inc.

Date: January 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock MuniVest Fund, Inc.

Date: January 23, 2007


By: /s/ Donald C. Burke
    -------------------------------
    Donald C. Burke
    Chief Financial Officer
    BlackRock MuniVest Fund, Inc.

Date: January 23, 2007